DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Interest Rate Swap [Member]
Derivative [Line Items]
InterestRateFairValueHedgeDerivativeAtFairValueNet	$ 1,294	$ 1,750
Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	1,588	1,875
Cross Currency Interest Rate Contract Forecasted Work Plan Exposure [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	$ 120	$ 280